UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

GreenFi Funds Trust
(Exact name of registrant as specified in charter)

1100 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices)  (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders

(a)

GreenFi Redwood Fund Tailored Shareholder Report

GreenFi Redwood Fund

Ticker: REDWX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about GreenFi Redwood Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at funds.greenfi.com/redwood. You can also request this information by contacting us at (800) 683-8529.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REDWX	$110	1.12%

Key Fund Statistics
(as of March 31, 2025)

Net Assets	$133,080,962
Number of Holdings	52
Net Advisory Fee	$337,928
Portfolio Turnover	7.16%

What did the Fund invest in?

(as of March 31, 2025)

Sector Breakdown (% of net assets)

Technology
27.6%
Financials
14.2%
Health Care
12.0%
Industrials
9.6%
Consumer Discretionary
9.6%
Consumer Staples
9.6%
Communications
6.9%
Materials
3.9%
Utilities
3.8%
Other
2.8%

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp	7.1%
NVIDIA Corp	5.3%
Visa Inc	5.0%
Costco Wholesale Corp	4.5%
Take-Two Interactive Software Inc	4.5%
UnitedHealth Group Inc	4.1%
Marsh & McLennan Cos Inc	3.7%
Eli Lilly & Co	3.5%
Ameriprise Financial Inc	3.1%
Sprouts Farmers Market Inc	2.8%

Changes to the Fund

Effective April 21, 2025, the Fund's name was changed to GreenFi Redwood Fund from Aspiration Redwood Fund.

This change is included in the Fund's prospectus, which is available at funds.greenfi.com/redwood or upon request at (800) 683-8529.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit funds.greenfi.com/redwood.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GreenFi Redwood Fund
(previously, Aspiration Redwood Fund)

Semi-Annual Financial Statements and Other Information

For the semi-annual period ended March 31, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the GreenFi Redwood Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Fund is distributed by Capital Investment Group, Inc., Member FINRA/SPIC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Schedule of Investments (unaudited)
As of March 31, 2025

	Shares	Value
Common Stocks - 97.23%
Communications - 6.89%
Take-Two Interactive Software Inc (a)	28,840	$5,977,090
T-Mobile US Inc	6,881	1,835,232
Walt Disney Co/The	13,781	1,360,185
		9,172,507
Consumer Discretionary - 9.63%
Aptiv PLC (a)	31,585	1,879,308
AZEK Co Inc/The (a)	59,387	2,903,430
Brunswick Corp/DE	24,959	1,344,042
Rivian Automotive Inc (a)	106,449	1,325,290
Starbucks Corp	18,761	1,840,266
TJX Cos Inc/The	28,945	3,525,501
		12,817,837
Consumer Staples - 9.58%
Costco Wholesale Corp	6,350	6,005,703
Sprouts Farmers Market Inc (a)	24,790	3,783,946
Target Corp	7,891	823,505
Walmart Inc	24,331	2,136,018
		12,749,172
Financials - 14.22%
Ameriprise Financial Inc	8,553	4,140,593
Apollo Global Management Inc	6,220	851,767
Capital One Financial Corp	7,879	1,412,705
Fidelity National Information Services Inc	12,182	909,752
Marsh & McLennan Cos Inc	20,282	4,949,416
Visa Inc	19,002	6,659,441
		18,923,674
Health Care - 12.04%
Bio-Rad Laboratories Inc (a)	8,042	1,958,710
Dexcom Inc (a)	10,705	731,044
Eli Lilly & Co	5,582	4,610,230
Option Care Health Inc (a)	32,424	1,133,219
UnitedHealth Group Inc	10,457	5,476,854
Vertex Pharmaceuticals Inc (a)	4,353	2,110,421
		16,020,478
Industrials - 9.55%
AECOM	13,092	1,214,021
Bloom Energy Corp (a)	70,440	1,384,850
Emerson Electric Co	17,510	1,919,796
GE Vernova Inc	6,816	2,080,788
Hayward Holdings Inc (a)	83,209	1,158,269
Montrose Environmental Group Inc (a)	46,464	662,577
MSA Safety Inc	14,232	2,087,692
Regal Rexnord Corp	10,867	1,237,208
Waste Management Inc	4,156	962,156
		12,707,357
Materials - 3.87%
Advanced Drainage Systems Inc	10,972	1,192,108
Ecolab Inc	6,810	1,726,471
International Flavors & Fragrances Inc	28,664	2,224,613
		5,143,192

See Notes to Financial Statements

Schedule of Investments (unaudited)
As of March 31, 2025

	Shares	Value
Technology - 27.61%
Advanced Micro Devices Inc (a)	28,476	$2,925,624
Broadcom Inc	16,219	2,715,547
Cadence Design Systems Inc (a)	12,732	3,238,130
Intel Corp	61,966	1,407,248
Micron Technology Inc	21,279	1,848,932
Microsoft Corp	25,059	9,406,898
MongoDB Inc (a)	3,392	594,957
NVIDIA Corp	65,189	7,065,184
ON Semiconductor Corp (a)	21,675	881,956
Salesforce Inc	4,369	1,172,465
ServiceNow Inc (a)	3,596	2,862,919
Zscaler Inc (a)	13,234	2,625,890
		36,745,750
Utilities - 3.84%
American Water Works Co Inc	13,879	2,047,430
CMS Energy Corp	40,766	3,061,934
		5,109,364
Total Common Stocks (Cost $101,291,108)		129,389,331

Real Estate Investment Trust - 1.65%
Prologis Inc (Cost $0)		2,201,369

Short-Term Investment - 1.32%
Fidelity Treasury Portfolio, 4.20%(b) (Cost $1,760,861)		1,760,861

Investments, at Value (Cost $103,051,969) - 100.20%		133,351,561
Liabilities in Excess of Other Assets - (0.20)%		(270,599)
Net Assets - 100.00%		$133,080,962

(a)	Non-income producing investment
(b)	Represents 7-day effective SEC yield as of March 31, 2025.

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
As of March 31, 2025
Assets:
Investments, at value (cost $103,051,969)	$133,351,561
Dividends receivable	28,796
Interest receivable	3,296
Fund shares sold receivable	52,864
Prepaid expenses	144,455
Total assets	133,580,972
Liabilities:
Fund shares purchased payable	215,451
Accrued expenses:
Investment advisory fees	168,553
Trustee fees	41,064
Audit fees	46,785
Custody fees	15,291
Shareholder fulfillment fees	8,774
Administration fees	1,514
Operational expenses	2,578
Total liabilities	500,010
Total Net Assets	$133,080,962
Net Assets Consist of:
Paid in capital	$101,793,163
Accumulated earnings	31,287,799
Total Net Assets	$133,080,962
Capital Shares Outstanding, no par value
(unlimited authorized shares)	8,206,935
Net Asset Value, Per Share	$16.22

See Notes to Financial Statements

Statement of Operations (unaudited)
For the fiscal period ended March 31, 2025
Investment Income:
Dividends	$569,219
Interest	31,291
Total Investment Income	600,510
Expenses:
Advisory fees	345,515
Transfer agent fees	192,180
Trustee fees and meeting expenses	7,089
Legal fees	65,312
Administration fees	71,978
Registration and filing expenses	33,852
Fund accounting fees	20,741
Compliance fees	20,930
Custody fees	29,691
Audit fees	13,216
Shareholder fulfillment fees	9,423
Distribution and service fees	7,181
Miscellaneous expenses	7,607
Total Expenses	824,715
Fees waived by Adviser	(7,587)
Net Expenses	817,128

Net Investment Loss	(216,618)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	2,863,770
Net change in unrealized depreciation on investments	(8,870,486)
Net Realized and Unrealized Gain (Loss) on Investments	(6,006,716)

Net Decrease in Net Assets Resulting from Operations	$(6,223,334)

See Notes to Financial Statements

Statements of Changes in Net Assets
For the fiscal periods ended
	March 31, 2025(a)	September 30, 2024
Operations:
Net investment income (loss)	$(216,618)	$367,008
Net realized gain from investment transactions	2,863,770	11,675,034
Net change in unrealized appreciation (depreciation) on investments	(8,870,486)	17,818,675
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,223,334)	29,860,717

Distributions to Shareholders from Distributable Earnings	(10,086,779)	(651,682)

Capital Share Transactions:
Shares sold	4,979,683	12,609,292
Reinvested dividends and distributions	9,975,946	649,155
Shares repurchased	(13,729,358)	(27,294,450)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,226,271	(14,036,003)

Net Increase (Decrease) in Net Assets	(15,083,842)	15,173,032
Net Assets:
Beginning of Year	148,164,804	132,991,772
End of Year	$133,080,962	$148,164,804
Share Information:
Shares sold	280,876	739,363
Shares from reinvested dividends and distributions	587,214	38,726
Shares repurchased	(775,097)	(1,587,091)
Net Increase (Decrease) in Capital Shares	92,993	(809,002)
(a) Unaudited	—

See Notes to Financial Statements

Financial Highlights
			September 30,
For a share outstanding during each fiscal period ended	March 31, 2025(d)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.26		$14.90	$13.04	$17.22	$12.91	$12.81

Income (Loss) from Investment Operations:
Net investment income (loss)	(0.03)		0.05	0.07	0.18	0.10	0.15
Net realized and unrealized gain (loss) on investments	(0.73)		3.38	2.12	(2.61)	4.21	1.15

Total from Investment Operations	(0.76)		3.43	2.19	(2.43)	4.31	1.30

Less Distributions From:
Net investment income	(0.05)		(0.07)	(0.12)	(0.22)	—	(0.58)
Net realized gains	(1.23)		—	(0.21)	(1.53)	—	(0.59)
Return of capital	—		—	—	—	—	(0.03)

Total Distributions	(1.28)		(0.07)	(0.33)	(1.75)	—	(1.20)

Net Asset Value, End of Period	$16.22		$18.26	$14.90	$13.04	$17.22	$12.91

Total Return (a)	(4.50)%		23.09%	17.00%	(16.52)%	33.38%	9.96%

Net Assets, End of Period (in thousands)	$133,081		$148,165	$132,992	$120,125	$140,062	$100,221

Ratios of:
Gross Expenses to Average Net Assets	1.13	%(b)	0.77%	0.80%	0.86%	0.87%	1.28%
Net Expenses to Average Net Assets	1.12	%(b)	0.77%	0.62%	0.50%	0.50%	0.50%
Net Investment Income to Average Net Assets	-0.30	%(b)	0.25%	0.49%	1.20%	0.62%	0.78%
Portfolio turnover rate	7.16	%(c)	22.55%	30.75%	20.03%	33.31%	161.38%
(a)	The Adviser receives an annual advisory fee of 0.50% of the Fund’s average daily net assets. Prior to October 10, 2024, investors in the Fund were required to be clients of the Fund’s previous investment adviser and were required to pay the previous adviser a fee in the amount they believed to be fair ranging from 0% to 2% of the value of their investment in the Fund. Assuming a maximum advisory fee of 2% had been paid by an investor to the previous investment adviser, the Total Return of an investment in the Fund would have been (4.54%), 21.09%, 15.00%, (18.52)%, 31.38%, and 7.96% for the fiscal period ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(b)	Annualized
(c)	Not annualized
(d)	Unaudited

See Notes to Financial Statements

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

1.	Organization and Significant Accounting Policies

The GreenFi Redwood Fund (the “Fund”) is a series of the GreenFi Funds Trust (the “Trust”). Effective April 21, 2025, the name of the Fund changed from Aspiration Redwood Fund to GreenFi Redwood Fund and the name of the Trust changed from Aspiration Funds to GreenFi Funds Trust. The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income. To achieve its investment objective, the Fund invests in, or seeks exposure to, companies that are attractive based on their fundamental valuation profile in addition to evaluating specific sustainability factors. The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers. The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, equity securities of real estate investment trusts (“REITs”), shares of investment companies, convertible securities, warrants, and rights. The Fund may purchase equity securities in an initial public offering (“IPO”) provided that the investment is consistent with the Fund’s investment strategy. The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting

The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value

The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading. The Fund has one class of beneficial interests as of March 31, 2025.

Investment Valuation

Equity securities are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service selected by the Fund’s investment adviser, Mission Investment Advisors LLC (the “Adviser”). Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last available quotation. Fixed income securities, including short-term investments with maturities of less than 61 days when acquired, are normally valued on the basis of prices obtained from independent third-party pricing services selected by the Adviser, which are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost.

The Board of Trustees, including the majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in the 1940 Act, has designated the Adviser to serve as the “Valuation Designee” under Rule 2a-5 to perform fair value determinations subject to the Board’s oversight. The Valuation Designee has designated certain individuals at the Adviser (the “Pricing Committee”) to carry out the Adviser’s responsibilities as Valuation Designee to the Trust. When (i) market quotations are not readily available, or (ii) the validity of the price is otherwise questionable or unreliable, securities are valued as determined in good faith by the Valuation Designee, acting through its Pricing Committee, pursuant to policies and procedures approved by the Board of Trustees.

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:    Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.

Level 2:    Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:    Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2025, for the Fund’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks (b)	$129,389,331	$129,389,331	$—	$—
Real Estate Investment Trust	2,201,369	2,201,369	—	—
Short-Term Investment	1,760,861	1,760,861	—	—
Total Assets	$133,351,561	$133,351,561	$—	$—

(a)	There were no Level 3 investments during the fiscal period ended March 31, 2025.
(b)	Refer to the Schedule of Investments for a breakdown by sector.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf. Currently, the Fund is the only fund of the Trust and therefore bears all of the Trust level expenses.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

2.	Risk Considerations

Management Risk. There is a risk that the investment strategies, techniques and risk analyses employed by the Fund’s sub-adviser, UBS Asset Management (Americas) LLC (the “Sub-Adviser”) may not produce the desired results. If the Fund’s annual operating expenses exceed the contractual expense limit under the Fund’s expense limitation agreement and the Adviser is not able to pay Fund expenses required under such agreement, the Adviser may have to resign as adviser to the Fund or dissolve and liquidate the Fund. Dissolution or liquidation of the Fund may cause shareholders to liquidate or transfer their investments at inopportune times.

Market Risk. The Fund’s investments will face risks related to investments in securities in general and the daily fluctuations in the securities markets. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events, such as war, terrorism, environmental disasters or events, country instability, inflation/deflation, and infectious disease epidemics or pandemics.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.

Sustainability Risk. The Sub-Adviser’s consideration of sustainability factors and the application of positive and negative screening processes may impact the Sub-Adviser’s investment decisions as to securities of certain issuers and, therefore, the Fund may forgo some investment opportunities available to funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. Consideration of sustainability factors and application of positive and negative screening processes is expected to impact the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance. The Fund’s performance may at times be better or worse than the performance of similar funds that do not consider sustainability factors or apply positive or negative screening processes, or that apply different sustainability criteria or screening processes. “Sustainability” is not a uniformly defined characteristic and consideration of sustainability factors involves subjective assessment. The Fund’s investments are expected to include securities of issuers that derive revenue from non-sustainable activities. Sustainability information from third party data providers may be incomplete, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics.

Focused Investment Risk. There is a risk that investing in a select group of securities or securities in a particular sector could subject the Fund to greater risk of loss and could be considerably more volatile than the Fund’s primary benchmark or other mutual funds that are diversified across a greater number of securities or sectors.

Derivatives Risk. The value of “derivatives”—so called because their value “derives” from the value of an underlying asset, reference rate, or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk and counterparty risk (which is the risk that counterparty to a derivative contract is unable or unwilling to meet its financial obligations). In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk, and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a pre-determined price (the conversion price) into the common stock of the issuer. The market values of convertible securities and other debt securities tend to fall when prevailing interest rates rise. The values of convertible securities also tend to change whenever the market value of the underlying common or preferred stock fluctuates.

Limited Capitalization Risk. There is a risk that securities of small capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund’s ability to purchase or sell those securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Portfolio Turnover Risk. The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.

IPOs Risk. The purchase of equity securities issued in IPOs may expose the Fund to the risks associated with companies that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the companies operate. The market for IPO shares may be volatile and share prices of newly public companies may fluctuate significantly over a short period of time.

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

Foreign Investing Risk. The Fund may invest in securities of non-U.S. issuers. Investments in non-U.S. issuers may be riskier than investments in U.S. issuers because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment, withholding taxes, a lack of adequate company information, a lack of government regulation, and legal systems or market practices that permit inequitable treatment of minority and/or non-domestic investors.

Futures Risk. Use of futures contracts may cause the value of the Fund’s shares to be more volatile. Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Leverage Risk Associated with Financial Instruments Risk. The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Investment Company Risk. The price movement of an ETF may not correlate to the underlying investments and may result in a loss. Closed-end funds may trade infrequently, with small volume, and at a discount to net asset value (“NAV”), which may affect the Fund’s ability to sell shares of the fund at a reasonable price. Further, investments in other investment companies subject the investor to fees and expenses charged by such other investment companies, including ETFs. Finally, the Investment Company Act of 1940, as amended, imposes certain limitations on a fund’s investments in other investment companies. These limitations may limit the amount the Fund may invest in certain investment companies.

REITs Risk. The risk that the Fund’s performance will be affected by adverse developments to REITs and the real estate industry. REITs and underlying real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT’s performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Cybersecurity Risk. As part of their business, the Adviser, the Sub-Adviser, and third-party service providers process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser, Sub-Adviser, third-party services providers, and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Adviser, Sub-Adviser, third-party service providers, or the Fund have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

3.	Transactions with Related Parties

Adviser

Under the Fund’s investment advisory agreement, the Adviser receives an annual advisory fee of 0.50% of the Fund’s average daily net assets. Prior to October 10, 2024, the Fund had a different investment adviser. The previous investment adviser was not entitled to receive an advisory fee from the Fund and did not impose a set fee to manage individual advisory accounts with respect to the Fund. Instead, advisory clients were permitted to pay the previous investment adviser a fee in the amount they believe is fair to manage their individual advisory accounts (or “Pay What Is Fair”), and only clients of the previous investment adviser were permitted to invest in the Fund. Shareholders in the Fund are no longer required to be clients of the Fund’s investment adviser.

The Adviser has entered into an expense limitation agreement (“Agreement”) with the Fund under which it has agreed to waive or reduce its management fees and assume other expenses of the Fund in an amount that limits the Fund’s Total Annual Fund Operating Expenses to 1.35% (“Maximum Operating Expense Limit”). The Adviser will do this by reimbursing the Fund for certain direct expenses and fees, such as transfer agency, custodial, auditing and legal fees. The Fund also incurs certain indirect expenses, and expenses paid by the Fund when it invests as a shareholder in underlying investment companies. The Adviser has not agreed to waive or reimburse brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs, taxes, or extraordinary expenses, such as litigation and indemnification expenses. Because the Adviser is not obligated under the Agreement to pay these expenses, the Fund’s total annual fund operating expenses may actually exceed the Maximum Operating Expense Limit. The Agreement is in effect through January 31, 2026, unless earlier terminated by a majority of the Board of Trustees (the “Board” or the “Trustees”) who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended, or a majority vote of the outstanding voting securities of the Trust. Any fees or expenses waived or reimbursed by the Adviser are subject to repayment by the Fund within three years following the date on which waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding its current Maximum Operating Expense Limit or the Maximum Operating Expense Limit in place at the time of the waiver and/or reimbursement. Prior to October 10, 2024, the Maximum Operating Expense Limit was 0.95%.

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

Reimbursements and waivers of expenses by the Adviser are subject to repayment by the Fund within three years following the date on which waiver or reimbursement occurred if the Fund is able to make the repayment without exceeding the lesser of its current maximum operating expense limit or the maximum operating expense limit in place at the time of the waiver and/or reimbursement. Please refer to the table below for a breakdown of the reimbursements and repayment periods.

Fiscal Year/Period End	Reimbursement Amount	Repayment Date Expiration
September 30, 2024	$—	N/A
September 30, 2023	$240,819	September 30, 2026
September 30, 2022	$501,351	September 30, 2025

Sub-Adviser

The Sub-Adviser is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions. The Sub-Adviser is subject to the authority of the Board of Trustees and oversight by the Adviser. The Sub-Adviser is entitled to receive an annual sub-advisory fee, paid by the Adviser – not the Fund – for advisory services provided to the Fund, according to a formula.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. For its services, the Distributor was entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund. The Fund paid $7,181 to the Distributor for the fiscal period ended March 31, 2025.

Officers and Trustees of the Trust

As of March 31, 2025, certain officers of the Trust were also officers of the Administrator.

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and related offering costs. For the fiscal period ended March 31, 2025, $7,181 in distribution and service fees were incurred by the Fund.

5.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Adviser and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Adviser within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $40,000 per year, plus $10,000 that is donated to a charity for environmental causes in the Independent Trustee’s name. The Chairman of the Board also receives an additional $5,250 per year.

6.	Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$10,273,067	$20,979,894	$—	$—

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

7.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. There were no such reclassifications as of March 31, 2025.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended September 30, 2022 through September 30, 2024, and during the fiscal period ended March 31, 2025, and determined the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2025, the Fund did not incur any interest or penalties.

Distributions during the fiscal year/period ended March 31, 2025 and September 30, 2024, were characterized for tax purposes as follows:

	March 31, 2025	September 30, 2024
Ordinary Income	$9,679,018	$651,682
Capital Gains	407,761	—

At March 31, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

Cost of Investments	$103,051,969

Gross Unrealized Appreciation	38,929,362
Gross Unrealized Depreciation	(8,629,770)
Net Unrealized Appreciation (Depreciation)	$30,299,592

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

9.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

GreenFi Redwood Fund

Notes to Financial Statements (unaudited)

As of March 31, 2025

Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended March 31, 2025.

Distributions during the fiscal period ended March 31, 2025, were characterized for tax purposes as follows:

March 31, 2025
Ordinary Income	$9,679,018
Capital Gains	407,761

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2026, to determine the calendar year amounts to be included in their 2025 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Fund.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in or disagreements with accountants during the period.

Matters Submitted for Shareholder Vote (N-CSR Item 9)

A special meeting of shareholders of the Fund was held on October 4, 2024. The results of the meeting were as follows:

Proposal	For	Against	Abstain
Proposal 1: Approval of an investment advisory agreement between Aspiration Funds, on behalf of the Fund, and Mission Investment Advisors LLC.	3,370,943	380,808	424,906
Proposal 2: Approval of a sub-investment advisory agreement between Mission Investment Advisors LLC and UBS Asset Management (Americas) LLC with respect to the Fund.	3,371,902	381,796	422,959
Proposal 3: Ratification and approval of an interim investment advisory agreement, dated November 25, 2023, between Aspiration Funds, on behalf of the Fund, and Aspiration Fund Adviser, LLC.	3,407,705	332,300	436,653
Proposal 4: Ratification and approval of a second interim investment advisory agreement, dated December 18, 2023, between Aspiration Funds, on behalf of the Fund, and Aspiration Fund Adviser, LLC.	3,385,668	360,147	430,843

All proposals passed.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The aggregate compensation paid, on behalf of the Funds, to the Trustees for the period of this report was $7,089. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Approval of Investment Advisory Agreements (N-CSR Item 11)

There were no investment advisory agreements approved during the period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.               Submission of Matters to a Vote of Security Holders.

None.

Item 16.               Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GreenFi Funds Trust

/s/ Timothy Newell
Date: June 5, 2025	Timothy Newell President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Timothy Newell
Date: June 5, 2025	Timothy Newell President and Principal Executive Officer

/s/ Matthew Bergin
Date: June 5, 2025	Matthew Bergin Principal Financial Officer